Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Long-term debt [Line Items]
Less current portion		$ (7)	$ (9)
Total long-term debt		977
Term Loan Facility Maturing In 2025 [Member]
Long-term debt [Line Items]
Unamortized debt issuance costs		8
Unamortized original issue discount		2
Term Loan Facility Maturing In 2025 [Member] | Secured Debt [Member]
Long-term debt [Line Items]
Long-term debt	[1]	639
2026 Notes [Member]
Long-term debt [Line Items]
Unamortized debt issuance costs		6
2026 Notes [Member] | Loans Payable [Member]
Long-term debt [Line Items]
Long-term debt	[2]	344
Other [Member]
Long-term debt [Line Items]
Long-term debt		$ 1	$ 9

[1]	As of December 31, 2018, presented net of $8 million in unamortized debt issuance costs and $2 million in unamortized original issue discount paid.
[2]	As of December 31, 2018, presented net of $6 million in unamortized debt issuance costs.